PLANT, PROPERTY AND EQUIPMENT (Details) - CAD ($) $ in Millions	May 22, 2020	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost				$ 99,372	$ 92,807
Accumulated Depreciation				29,597	27,318
Net Book Value				69,775	65,489
Disposal group, disposed of by sale, not discontinued operations | Coastal GasLink
Property, Plant and Equipment [Line Items]
Ownership interest sold	65.00%
Coastal GasLink
Property, Plant and Equipment [Line Items]
Ownership interest sold	65.00%
Keystone XL
Property, Plant and Equipment [Line Items]
Net Book Value				2,800
Capitalized development costs		$ 1,700
Bison
Property, Plant and Equipment [Line Items]
Impairment charge			$ 722
Impairment charge, net of tax and noncontrolling interest			140
Gain on contract termination			130
Gain on contract termination, net of tax and noncontrolling interest			$ 25
Canadian Natural Gas Pipelines | Under construction | NGTL System
Property, Plant and Equipment [Line Items]
Accumulated Depreciation				0	0
Operating segments | Canadian Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost				39,347	38,090
Accumulated Depreciation				20,022	18,832
Net Book Value				19,325	19,258
Operating segments | Canadian Natural Gas Pipelines | NGTL System
Property, Plant and Equipment [Line Items]
Cost				22,406	20,238
Accumulated Depreciation				7,832	7,226
Net Book Value				14,574	13,012
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost				15,014	14,715
Accumulated Depreciation				10,682	10,151
Net Book Value				4,332	4,564
Operating segments | Canadian Natural Gas Pipelines | Other
Property, Plant and Equipment [Line Items]
Cost				1,885	1,861
Accumulated Depreciation				1,508	1,455
Net Book Value				377	406
Operating segments | Canadian Natural Gas Pipelines | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost				1,927	3,137
Accumulated Depreciation				1,508	1,455
Net Book Value				419	1,682
Operating segments | Canadian Natural Gas Pipelines | Pipeline | NGTL System
Property, Plant and Equipment [Line Items]
Cost				14,190	11,556
Accumulated Depreciation				5,278	4,846
Net Book Value				8,912	6,710
Operating segments | Canadian Natural Gas Pipelines | Pipeline | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost				10,297	10,145
Accumulated Depreciation				7,443	7,109
Net Book Value				2,854	3,036
Operating segments | Canadian Natural Gas Pipelines | Compression | NGTL System
Property, Plant and Equipment [Line Items]
Cost				5,421	4,205
Accumulated Depreciation				1,906	1,771
Net Book Value				3,515	2,434
Operating segments | Canadian Natural Gas Pipelines | Compression | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost				3,930	3,867
Accumulated Depreciation				3,000	2,823
Net Book Value				930	1,044
Operating segments | Canadian Natural Gas Pipelines | Metering and other | NGTL System
Property, Plant and Equipment [Line Items]
Cost				1,393	1,296
Accumulated Depreciation				648	609
Net Book Value				745	687
Operating segments | Canadian Natural Gas Pipelines | Metering and other | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost				637	643
Accumulated Depreciation				239	219
Net Book Value				398	424
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | NGTL System
Property, Plant and Equipment [Line Items]
Cost				21,004	17,057
Accumulated Depreciation				7,832	7,226
Net Book Value				13,172	9,831
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost				14,864	14,655
Accumulated Depreciation				10,682	10,151
Net Book Value				4,182	4,504
Operating segments | Canadian Natural Gas Pipelines | Under construction | NGTL System
Property, Plant and Equipment [Line Items]
Cost				1,402	3,181
Net Book Value				1,402	3,181
Operating segments | Canadian Natural Gas Pipelines | Under construction | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost				150	60
Accumulated Depreciation				0	0
Net Book Value				150	60
Operating segments | Canadian Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost				42	1,276
Accumulated Depreciation				0	0
Net Book Value				42	1,276
Operating segments | U.S. Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost				33,536	31,250
Accumulated Depreciation				5,367	4,890
Net Book Value				28,169	26,360
Operating segments | U.S. Natural Gas Pipelines | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost				9,042	8,638
Accumulated Depreciation				2,960	2,907
Net Book Value				6,082	5,731
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost				18,943	17,471
Accumulated Depreciation				1,018	720
Net Book Value				17,925	16,751
Operating segments | U.S. Natural Gas Pipelines | ANR
Property, Plant and Equipment [Line Items]
Cost				5,551	5,141
Accumulated Depreciation				1,389	1,263
Net Book Value				4,162	3,878
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Other
Property, Plant and Equipment [Line Items]
Cost				1,568	1,530
Accumulated Depreciation				578	616
Net Book Value				990	914
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost				10,198	9,708
Accumulated Depreciation				557	389
Net Book Value				9,641	9,319
Operating segments | U.S. Natural Gas Pipelines | Pipeline | ANR
Property, Plant and Equipment [Line Items]
Cost				1,685	1,594
Accumulated Depreciation				512	472
Net Book Value				1,173	1,122
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gulf
Property, Plant and Equipment [Line Items]
Cost				2,638	2,597
Accumulated Depreciation				151	114
Net Book Value				2,487	2,483
Operating segments | U.S. Natural Gas Pipelines | Pipeline | GTN
Property, Plant and Equipment [Line Items]
Cost				2,330	2,257
Accumulated Depreciation				1,008	969
Net Book Value				1,322	1,288
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Great Lakes
Property, Plant and Equipment [Line Items]
Cost				2,117	2,090
Accumulated Depreciation				1,223	1,208
Net Book Value				894	882
Operating segments | U.S. Natural Gas Pipelines | Compression | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost				4,287	4,094
Accumulated Depreciation				276	206
Net Book Value				4,011	3,888
Operating segments | U.S. Natural Gas Pipelines | Compression | ANR
Property, Plant and Equipment [Line Items]
Cost				2,146	2,050
Accumulated Depreciation				489	436
Net Book Value				1,657	1,614
Operating segments | U.S. Natural Gas Pipelines | Metering and other | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost				3,388	3,244
Accumulated Depreciation				185	125
Net Book Value				3,203	3,119
Operating segments | U.S. Natural Gas Pipelines | Metering and other | ANR
Property, Plant and Equipment [Line Items]
Cost				1,289	1,245
Accumulated Depreciation				388	355
Net Book Value				901	890
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost				8,653	8,474
Accumulated Depreciation				2,960	2,907
Net Book Value				5,693	5,567
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost				17,873	17,046
Accumulated Depreciation				1,018	720
Net Book Value				16,855	16,326
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | ANR
Property, Plant and Equipment [Line Items]
Cost				5,120	4,889
Accumulated Depreciation				1,389	1,263
Net Book Value				3,731	3,626
Operating segments | U.S. Natural Gas Pipelines | Under construction
Property, Plant and Equipment [Line Items]
Accumulated Depreciation				0	0
Operating segments | U.S. Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost				389	164
Accumulated Depreciation				0	0
Net Book Value				389	164
Operating segments | U.S. Natural Gas Pipelines | Under construction | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost				1,070	425
Accumulated Depreciation				0	0
Net Book Value				1,070	425
Operating segments | U.S. Natural Gas Pipelines | Under construction | ANR
Property, Plant and Equipment [Line Items]
Cost				431	252
Net Book Value				431	252
Operating segments | Mexico Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost				6,581	6,438
Accumulated Depreciation				613	518
Net Book Value				5,968	5,920
Operating segments | Mexico Natural Gas Pipelines | Pipeline
Property, Plant and Equipment [Line Items]
Cost				2,952	2,988
Accumulated Depreciation				411	340
Net Book Value				2,541	2,648
Operating segments | Mexico Natural Gas Pipelines | Compression
Property, Plant and Equipment [Line Items]
Cost				480	486
Accumulated Depreciation				69	54
Net Book Value				411	432
Operating segments | Mexico Natural Gas Pipelines | Metering and other
Property, Plant and Equipment [Line Items]
Cost				624	643
Accumulated Depreciation				133	124
Net Book Value				491	519
Operating segments | Mexico Natural Gas Pipelines | Property, plant and equipment excluding under construction
Property, Plant and Equipment [Line Items]
Cost				4,056	4,117
Accumulated Depreciation				613	518
Net Book Value				3,443	3,599
Operating segments | Mexico Natural Gas Pipelines | Under construction
Property, Plant and Equipment [Line Items]
Cost				2,525	2,321
Accumulated Depreciation				0	0
Net Book Value				2,525	2,321
Operating segments | Liquids Pipelines
Property, Plant and Equipment [Line Items]
Cost				16,869	14,142
Accumulated Depreciation				2,460	2,167
Net Book Value				14,409	11,975
Operating segments | Liquids Pipelines | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost				16,671	13,948
Accumulated Depreciation				2,451	2,163
Net Book Value				14,220	11,785
Operating segments | Liquids Pipelines | Pipeline | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost				9,254	9,378
Accumulated Depreciation				1,579	1,403
Net Book Value				7,675	7,975
Operating segments | Liquids Pipelines | Pipeline | Intra-Alberta Pipelines
Property, Plant and Equipment [Line Items]
Cost				142	138
Accumulated Depreciation				6	2
Net Book Value				136	136
Operating segments | Liquids Pipelines | Pumping equipment | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost				1,025	1,035
Accumulated Depreciation				228	204
Net Book Value				797	831
Operating segments | Liquids Pipelines | Tanks and other | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost				3,522	3,488
Accumulated Depreciation				644	556
Net Book Value				2,878	2,932
Operating segments | Liquids Pipelines | Tanks and other | Intra-Alberta Pipelines
Property, Plant and Equipment [Line Items]
Cost				56	56
Accumulated Depreciation				3	2
Net Book Value				53	54
Operating segments | Liquids Pipelines | Property, plant and equipment excluding under construction | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost				13,801	13,901
Accumulated Depreciation				2,451	2,163
Net Book Value				11,350	11,738
Operating segments | Liquids Pipelines | Property, plant and equipment excluding under construction | Intra-Alberta Pipelines
Property, Plant and Equipment [Line Items]
Cost				198	194
Accumulated Depreciation				9	4
Net Book Value				189	190
Operating segments | Liquids Pipelines | Under construction | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost				2,870	47
Accumulated Depreciation				0	0
Net Book Value				2,870	47
Operating segments | Power and Storage
Property, Plant and Equipment [Line Items]
Cost				2,046	2,004
Accumulated Depreciation				763	703
Net Book Value				1,283	1,301
Operating segments | Power and Storage | Natural Gas
Property, Plant and Equipment [Line Items]
Cost				1,255	1,256
Accumulated Depreciation				569	522
Net Book Value				686	734
Operating segments | Power and Storage | Natural Gas Storage and Other
Property, Plant and Equipment [Line Items]
Cost				780	742
Accumulated Depreciation				194	181
Net Book Value				586	561
Operating segments | Power and Storage | Property, plant and equipment excluding under construction
Property, Plant and Equipment [Line Items]
Cost				2,035	1,998
Accumulated Depreciation				763	703
Net Book Value				1,272	1,295
Operating segments | Power and Storage | Under construction
Property, Plant and Equipment [Line Items]
Cost				11	6
Accumulated Depreciation				0	0
Net Book Value				11	6
Corporate
Property, Plant and Equipment [Line Items]
Cost				993	883
Accumulated Depreciation				372	208
Net Book Value				$ 621	$ 675
TC PipeLines, LP
Property, Plant and Equipment [Line Items]
Noncontrolling interest, ownership interest by parent			25.50%	25.50%